USDT - Schedule of Cryptocurrency Mining Activities of Bitcoin (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Cryptocurrency Mining Activities of Bitcoin [Abstract]
Balance on January 1, 2025
Revenue recognized from cryptocurrencies mined	28,151
Hosting fees settled in cryptocurrencies	(19,666)
Miners purchased with cryptocurrencies	(8,204)
Cryptocurrencies received from disposal of subsidiaries	4,096
Cryptocurrencies held by the mining host	(1,131)
Balance on December 31, 2025	$ 3,246